Shareholders' equity - Summary of Other Reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of revaluation reserve [Line Items]
Beginning balance	€ 1,347	€ 1,283	€ (86)
Movement in foreign currency translation and net foreign investment hedging reserves	(1,800)	91	1,505
Disposal of a business	7
Disposal of a business			(76)
Tax effect	76	(39)	(52)
Equity movements of joint ventures	(15)	9	(8)
Equity movements of associates	(5)	3	(1)
Ending balance	(390)	1,347	1,283
Foreign currency translation reserve [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	1,734	1,731	268
Movement in foreign currency translation and net foreign investment hedging reserves	(1,929)	25	1,687
Disposal of a business	7
Disposal of a business			(127)
Tax effect	108	(22)	(98)
Ending balance	(80)	1,734	1,731
Net foreign investment hedging reserve [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	(418)	(467)	(382)
Movement in foreign currency translation and net foreign investment hedging reserves	129	65	(181)
Disposal of a business			51
Tax effect	(32)	(17)	45
Ending balance	(321)	(418)	(467)
Equity movements of joint ventures and associates [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	31	19	27
Equity movements of joint ventures	(15)	9	(8)
Equity movements of associates	(5)	3	(1)
Ending balance	€ 11	€ 31	€ 19